Financial risk management	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Financial risk management

23. Financial risk management

Financial risk factors

The Group’s activities expose it to market risk (including currency risk, price risk and interest rate risk), credit risk, liquidity risk and capital risk.

The Directors review and agree to the policies and procedures for the management of these risks, which are executed by the management team. It is and has been throughout the current and previous financial year, the Group’s policy that no trading in derivatives for speculative purposes shall be undertaken. The following sections provide details regarding the Group’s exposure to the abovementioned financial risks and the objectives, policies, and processes for the management of these risks. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.

(a)	Market risk

(i)	Currency risk

Currency risk arises from sales or purchases that are denominated in currencies other than the functional currency of the Group.

The foreign currency in which these transactions are denominated is mainly Singapore Dollar (“SGD”). The Group does not have a policy to hedge its exposure to foreign exchange risk.

The Group’s currency exposure based on the information provided to key management is as follows:

	SGD	USD	Total
	US$	US$	US$
December 31, 2023
Financial assets
Cash and cash equivalents	248,391	118,370	366,761
Trade and other receivables	1,001,109	31,413	1,032,522
Prepaid forward purchase agreement	-	969	969
	1,249,500	150,752	1,400,252

Financial liabilities
Trade and other payables	5,189,728	1,370,831	6,560,559
Borrowings	5,778,479	-	5,778,479
Deferred underwriting fee payable	-	2,753,125	2,753,125
Lease liabilities	2,166,806	-	2,166,806
	13,135,013	4,123,956	17,258,969
Net financial liabilities	(11,885,513)	(3,973,204)	(15,858,717)

Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(11,885,513)	(3,973,204)	(15,858,717)

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

23. Financial risk management (continued)

(a)	Market risk (continued)

(i)	Currency risk (continued)

	SGD	USD	Total
	US$	US$	US$
December 31, 2022
Financial assets
Cash and cash equivalents	118,411	133,985	252,396
Trade and other receivables	747,634	67,494	815,128
	866,045	201,479	1,067,524

Financial liabilities
Trade and other payables	3,972,893	312,452	4,285,345
Borrowings	5,798,641	-	5,798,641
Lease liabilities	2,257,335	-	2,257,335
	12,028,869	312,452	12,341,321
Net financial (liabilities)/assets	(11,162,824)	(110,973)	(11,273,797)

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

23. Financial risk management (continued)

(a)	Market risk (continued)

(i)	Currency risk (continued)

If the USD changes against the SGD by 10% (2022: 10%) respectively with all other variables including tax rate being held constant, the effects arising from the net financial liabilities/assets position will be as follows:

	Increase/(decrease)
	in profit or loss before tax
	2023	2022
	US$	US$
SGD against USD
- strengthened	(1,188,551)	(1,116,282)
- weakened	1,188,551	1,116,282

(ii)	Interest rate risk

The Group is exposed to interest rate risk on its non-current borrowings at variable rates.

The Group’s borrowings at variable rates are denominated mainly in SGD. At December 31, 2023, if the SGD interest rates had increased/decreased by 0.5% (2022: 0.5%) with all other variables including tax rate being held constant, the loss after tax for the financial year would have been lower/higher by US$18,831 (2022: US$18,554) as a result of higher/lower interest expense on these borrowings.

(b)	Credit risk

Credit risk refers to the risk that counterparty will default on its contractual obligation, resulting in financial loss to the Group.

(i)	Risk management

The Group has adopted the following policy to mitigate its credit risk.

The Group has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral where appropriate, as a means of mitigating the risk of financial loss from defaults. The Group performs ongoing credit evaluation of its counterparties’ financial conditions and generally does not require collateral.

Financial assets are potentially subject to concentrations of credit risk and failures by counterparties to discharge their obligations in full or in a timely manner. These arise principally from cash and cash equivalents, receivables and other financial assets. The maximum exposure to credit risk is the total of the fair value of the financial assets at the end of the reporting year. Credit risk on cash balances with banks and any other financial instruments is limited because the counter-parties are entities with acceptable credit ratings.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

23. Financial risk management (continued)

(b)	Credit risk (continued)

(ii)	Impairment of trade receivables

The Group has applied the simplified approach by using the provision matrix to measure the lifetime ECL for trade receivables and the general approach for other financial assets at amortized cost.

Trade receivables

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer rather than the industry or country in which the customers operate and therefore significant concentrations of credit risk primarily arise when the Group has significant exposure to individual customers. At the end of the financial year, 58.8% of the total trade receivables were from three of the Group’s largest customers. In 2022, 48.0% of total trade receivables were from three of the Group largest customers.

Individual credit evaluations are performed on all customers. These evaluations focus on the customer’s past history of making payments when due and current ability to pay, and take into account information specific to the customer as well as pertaining to the economic environment in which the customer operates. Unless agreed the otherwise, trade receivables are generally due within 30 days from the date of billing. Normally, the Group does not obtain collateral from customers.

The Group measures loss allowances for trade receivables at an amount equal to lifetime ECLs, which is calculated with reference to the credit spread for each of the groupings (which taking into consideration of historical credit loss experience, average actual date of receipt, customers’ background, listing status and size as groupings of various debtors), which reflect the credit risk of the debtors, over the expected life of the debtors and are adjusted for forward-looking information that is available without undue cost or effort. As the Group’s historical credit loss experience does not indicate significantly different loss patterns for different customer segments, the loss allowance based on past due status is not further distinguished between the Group’s different customer bases.

The following table provides information about the Group’s exposure to credit risk and ECLs for trade receivables:

2023

		Gross
	Expected	carrying	Loss
	loss	amount	allowance
	rate	US$	US$

Current (not past due)	0%	406,305	-
Less than 3 months past due	5%	59,333	3,218
3 months to 6 months past due	0%	-	-
More than 6 months past due	100%	43,550	43,550
		509,188	46,768

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

23. Financial risk management (continued)

(b)	Credit risk (continued)

(ii)	Impairment of trade receivables (continued)

2022

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
		US$	US$

Current (not past due)	0%	363,164	-
Less than 3 months past due	66%	71,136	46,768
3 months to 6 months past due	0%	2,116	-
More than 6 months past due	0%	-	-
		436,416	46,768

Expected loss rates are based on actual loss experience. These rates are adjusted to reflect differences between economic conditions during the period over which the historic data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.

The movements in loss allowance for trade receivables during the years are as follows:-

	2023	2022
	US$	US$
At January 1	46,768	150,000
Impairment losses recognized (Note 3)	-	46,768
Amount written off as uncollectible	-	150,000

At December 31	46,768	46,768

Other financial assets, at amortized cost

The Group’s other financial assets recognized at amortized cost are mainly comprised of cash and bank balances, non-trade receivables from non-related parties, deposits and prepayments. These other financial assets are subject to immaterial credit loss.

In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that are specific to these receivables in estimating the probability of default of each of these other financial assets.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

23. Financial risk management (continued)

(c)	Liquidity risk

The table below analyses non-derivative financial liabilities of the Group based on the remaining period from December 31, 2022 to the contractual maturity date. The amounts disclosed in the table below are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.

	Less than 1 year US$	Between 2 and 5 years US$	More than 5 years US$

At December 31,2023
Trade and other payables	6,540,559	-	-
Deferred underwriting fee payable	2,753,125	-	-
Borrowings	5,953,741	112,880	-
Lease liabilities	192,282	256,215	1,718,309
	15,439,707	369,095	1,718,309

At December 31,2022
Trade and other payables	4,285,345	-	-
Borrowings	5,579,034	376,708	-
Lease liabilities	185,764	329,200	1,742,371
	10,050,143	705,908	1,742,371

(d)	Capital risk

The primary objective of the Group’s capital management is to ensure that it maintains a strong credit rating and a net current asset position to support its business and maximize its shareholders’ value. The capital structure of the Group comprises of issued share capital and retained earnings.

The Group manages its capital structure and makes adjustments in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.

The Group is in compliance with all externally imposed capital requirements for the financial years ended December 31, 2023 and 2022.

(e)	Fair value measurements

The notional amounts of financial assets and financial liabilities with a maturity of less than one year are assumed to approximate their fair values.

The fair value of the non-trade balances with the related parties has not been determined as the timing of the expected cash flows of these balances cannot be reasonably determined because of the relationship.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

23. Financial risk management (continued)

(f)	Warrants

As of December 31, 2023, ESGL has 8,625,000 public warrants and 377,331 private warrants. The warrant entitles the holder thereof to purchase one ESGL ordinary share at a price of $11.50 per full share. ESGL will not issue fractional shares. The warrants will expire five years after the consummation of the Business Combination.

ESGL may redeem the outstanding warrants (excluding the private warrants that are part of the Private Placement Units), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the warrants are exercisable,

●	upon a minimum of 30 days’ prior written notice of redemption,
●	if, and only if, the last sales price of ESGL ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30 trading day period ending three business days before ESGL sends the notice of redemption, and
●	if, and only if, there is a current registration statement in effect with respect to ESGL ordinary shares underlying the warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

As of December 31, 2023, none of the warrants have been exercised.

Based on the closing price of warrants as at December 31, 2023 of US$0.0038, value of ESGL’s total outstanding warrants was approximately US$34,200.

(g)	Financial Instruments by Category

The carrying amounts of the different categories of financial instruments are as follows:

	2023	2022
	US$	US$

Financial assets, at amortised cost	874,477	480,318
Financial liabilities, at amortised cost	15,150,956	9,529,631